Investment in Securities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Investment	Mar. 31, 2012 Investment	Mar. 31, 2011
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	¥ 1,662	¥ 4,730	¥ 2,065
Proceeds from sales of available-for-sale securities	417,534	279,367	340,634
Available-for-sale securities gross realized gains	17,830	9,882	5,579
Available-for-sale securities gross realized losses	577	963	712
Write-downs of securities	22,838	16,470	21,747
Aggregate carrying amount of other securities accounted for under the cost method	86,406	84,431
Aggregate carrying amount of other securities not evaluated for impairment	83,591	74,716
Investment funds fair value	5,800
Approximate number of investment securities in an unrealized loss position	132	225
Interest income on investment securities	11,505	15,169	17,690
Carrying amount of debt securities acquired with evidence of deterioration of credit quality	5,556	5,906
Nominal value of debt securities acquired with evidence of deterioration of credit quality	14,951	13,125
Outstanding balance of accretable yield of debt securities acquired with evidence of deterioration of credit quality	4,994	4,057
CMBS and RMBS in the U.S., and other asset-backed securities
Schedule of Investments [Line Items]
Non-credit components of other-than-temporary impairments	¥ 435	¥ 857